LEASES - Narrative (Details) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($) operatingLease	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease extension term				5 years
Operating lease costs				$ 3,700	$ 3,500
Loss on impairment of right of use assets	$ 0		$ 0	0	3,643
Number of non-cancelable operating leases | operatingLease			3
Rent expense			$ 900
Cash paid for amounts included in the measurement of operating lease liabilities		$ 1,166		3,826	3,309
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 4,081		131	$ 446
TEXAS | Warehouse
Lessee, Lease, Description [Line Items]
Loss on impairment of right of use assets				800
TEXAS | Office
Lessee, Lease, Description [Line Items]
Loss on impairment of right of use assets				2,700
Annual sublease rent				$ 400
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining term				1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining term				11 years